Company Information - Equity financing (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jun. 15, 2022 EUR (€) $ / € € / shares shares	Jun. 15, 2022 $ / € $ / shares	Jul. 15, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 $ / € shares	Dec. 31, 2021 USD ($) $ / €	Oct. 01, 2021	Sep. 23, 2021	Aug. 02, 2021
Company Information
Gross proceeds | $			$ 107.7
Exchange rate | $ / €					1.0666	1.1326
ATM
Company Information
Gross proceeds				€ 9.4		$ 31.9
Net proceeds from issuing shares				€ 8.8
Number of shares issued during the period | shares					1,260,618
Number of ordinary shares represented by each ADS									1
ATM | ADS
Company Information
Gross proceeds	€ 9.4
Net proceeds from issuing shares	€ 8.8
Number of shares issued during the period | shares	1,260,618
Price per share | (per share)	€ 7.43	$ 7.75
Percentage of discount to volume weighted average trading price of Company's ADS	0.92%
Exchange rate | $ / €	1.0431	1.0431
Number of ordinary shares represented by each ADS	1	1					1	1